Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Feb. 27, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Commercial papers	$ 200			$ 0
Commercial papers authorized amount	50,000	€ 30
Impact of changes in foreign exchange rates	(9,000)
Consideration transferred, acquisition-date fair value			$ 493
Percentage of voting equity interests acquired			85.00%
Purchase of treasury shares	1,800
Beatbox Beverages [Member]
Disclosure of detailed information about borrowings [line items]
Consideration transferred, acquisition-date fair value	$ 500
Percentage of voting equity interests acquired	85.00%	85.00%
US Based Metal Container Plants [Member]
Disclosure of detailed information about borrowings [line items]
Consideration transferred, acquisition-date fair value	$ 2,900
Percentage of voting equity interests acquired	49.90%	49.90%
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	$ 72,288			73,013
Net increased decreased debt	642,000			$ 609,000
Dividend payments to shareholders	2,600
Payment of interests and taxes	$ (38,000)